Related Party Transactions and Balances (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions and Balances [Abstract]
Schedule of Related Parties and their Relationships

The following was a summary of related parties and their relationships with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company. Mr. Lee has the voting, dispositive or investment powers over Class A Ordinary Shares and Class B ordinary shares. In addition, pursuant to a proxy agreement dated March 13, 2025, Rosy Depot Limited, Best Digital Developments, and Cosmic Solution Group Limited granted Mr. Lee the right to exercise all voting rights attached to their Class A Ordinary Shares. Under the proxy agreement, the proxy may not be terminated by either party for a period of 24 months after March 13, 2025, except for cause. Therefore, Mr. Lee controls approximately 90.6% of the voting power of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)*	A shareholder of the Company
Corpotech Limited	22.5% owned by the Company

*	On December 31, 2025, CITD completed the sales of entire interest of Rosy Depot Limited, who holds 160,000 Class A Ordinary Shares (on a post-split basis) of the Company. As a result, CITD was not considered as the Company’s related party since then.

Schedule of Amount Due to Related Parties

Amount due to a related party

			As of June 30,
Name of related parties	Relationship	Nature of transactions	2025	2026
			HKD	HKD	US$
BAO	Mr. Lee is a sole director and shareholder	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,709	$-	$-

Amount due to a director

		As of June 30,
Name of related parties	Nature of transactions	2025	2026
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$335	$335	$43